Escrow Deposits	12 Months Ended
Dec. 31, 2023
Escrow Deposits
Escrow Deposits
11.
ESCROW DEPOSITS

	2023	2022
Labor claims	226	259

Tax contingencies
Income tax on Interest on Equity	33	31
PIS/Pasep and Cofins taxes (1)	76	70
Donations and legacy tax (ITCD)	64	60
Urban property tax (IPTU)	106	96
Finsocial tax	46	44
Income and Social Contr. Tax on indemnity for employees’ ‘Anuênio’ benefit (2)	319	305
Income tax withheld at source on inflationary income	9	9
Income tax and contribution tax effective rate (3)	143	106
Other (4)	115	123

	911	844
Other
Regulatory	50	46
Third party	12	9
Customer relations	5	8
Court embargo	27	20
Other	12	21

	106	104

	1,243	1,207

(1)
This refers to escrow deposits in the action challenging the constitutionality of inclusion of ICMS tax within the amount to which PIS/Pasep and Cofins taxes are applied.
(2)
See more details in Note 25 - Provisions under the section relating to the ‘Anuênio indemnity’.
(3)
Court escrow deposit in the proceedings challenging charging of corporate income tax and the Social Contribution tax on payments of Interest on Equity and application of the Social Contribution tax to cultural and artistic donations and sponsorship, expenses on punitive fines, and taxes with enforceability suspended.
(4)
Includes escrow deposits from legal actions related to INSS and PIS/Pasep and Cofins taxes.